PROVISION FOR ONEROUS CONTRACTS	12 Months Ended
Dec. 31, 2022
PROVISION FOR ONEROUS CONTRACTS
PROVISION FOR ONEROUS CONTRACTS

NOTE 32 – PROVISION FOR ONEROUS CONTRACTS

	Balance as of			Balance as of
	12/31/2021	Constitutions	Reversals	12/31/2022
Generation
Jirau	147,122	61,977	—	209,099
Funil	280,527	—	(280,527)	—
Coaracy Nunes	11,032	—	(11,032)	—
	438,681	61,977	(291,559)	209,099

Current Liabilities	10,517			—
Non-Current Liabilities	428,164			209,099
	438,681			209,099

	Balance as of			Balance as of
	12/31/2020	Constitutions	Reversals	12/31/2021
Generation
Jirau	129,672	51,145	(33,695)	147,122
Funil	225,727	54,800	—	280,527
Coaracy Nunes	99,502	—	(88,470)	11,032
	454,901	105,945	(122,165)	438,681

On December 31, 2022, the Company presented a balance of R$209,099 (R$438,681 on December 31, 2021) in onerous contracts. The transaction refers mainly to the reversals occurred on contracts of the Funil and Coaracy Nunes plants in the amounts of R$280,527 and R$11,032, respectively, due to the signing of the new concession contracts according to note 1.2.1.

Accounting Policy

In the process of impairment testing of the Company’s assets, if concession contracts are verified whose unavoidable costs of satisfying the obligations of the contract exceed the economic benefits expected to be received over the course of the contract, the difference is recorded in the liability, as a provision for an onerous contract, and in the income statement, in the group of operating provisions.